Non-controlling Interest - Changes in Non-controlling Interest (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Noncontrolling Interest [Line Items]
Beginning balance	$ 399
Net income attributable to non-controlling interest in 2018	(160)	$ (23)
Ending balance	64
Ship Finance International Ltd VIEs [Member]
Noncontrolling Interest [Line Items]
Beginning balance	(59)
Net income attributable to non-controlling interest in 2018	7
Ending balance	(52)
North Atlantic Drilling Ltd [Member]
Noncontrolling Interest [Line Items]
Beginning balance	76
Net income attributable to non-controlling interest in 2018	(160)
Ending balance	(109)
Asia Offshore Drilling [Member]
Noncontrolling Interest [Line Items]
Beginning balance	149
Net income attributable to non-controlling interest in 2018	1
Redeemable non-controlling interest	(150)
Sevan Drilling Asa [Member]
Noncontrolling Interest [Line Items]
Beginning balance	226
Net income attributable to non-controlling interest in 2018	(10)
Ending balance	216
Seadrill Nigeria Operations Limited [Member]
Noncontrolling Interest [Line Items]
Beginning balance	7
Net income attributable to non-controlling interest in 2018	2
Ending balance	9
Accounting standards update 2016-16
Noncontrolling Interest [Line Items]
Adoption of new accounting standard ASU 2016-16 - Income Taxes	(84)
Accounting standards update 2016-16 | North Atlantic Drilling Ltd [Member]
Noncontrolling Interest [Line Items]
Adoption of new accounting standard ASU 2016-16 - Income Taxes	(25)
Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Beginning balance	399
Net income attributable to non-controlling interest in 2018	(160)
Redeemable non-controlling interest	(150)
Ending balance	64
Non-controlling Interest [Member] | Accounting standards update 2016-16
Noncontrolling Interest [Line Items]
Adoption of new accounting standard ASU 2016-16 - Income Taxes	$ (25)